Note 9 - Segment Data	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 9 - Segment Data

The Company operates in four segments. All segments include both individual and group insurance. Identifiable revenues, expenses and assets are assigned directly to the applicable segment. Net investment income, realized gains and losses, and invested assets are generally allocated to the insurance and the corporate segments in proportion to policy liabilities and stockholders' equity, respectively. Certain assets, such as property and equipment and leased property under capital leases, are allocated between the administrative and financial services segment and the corporate and other segment. Investors Heritage Financial revenue and income associated with credit administrative services is assigned to the administrative and financial services segment, along with fees relative to third party administrative services. Any remaining revenue and income is assigned to the corporate and other segment. Results for the parent company, Investors Heritage Printing, At Need Funding and Heritage Funding, after elimination of intercompany amounts, are allocated to the corporate and other segment.

Information relative to our operating segments is as follows:

	2014	2013

	(000's omitted)
Revenue:
Preneed and burial products	$47,445	$49,457
Traditional and universal life products	21,226	28,650
Administrative and financial services	1,244	1,215
Corporate and other	983	798
	$70,898	$80,120

Pre-tax income (loss) from operations:
Preneed and burial products	$(34)	$816
Traditional and universal life products	1,286	968
Administrative and financial services	284	306
Corporate and other	160	37
	$1,696	$2,127

Assets:
Preneed and burial products	$375,219	$375,905
Traditional and universal life products	120,377	109,777
Administrative and financial services	9,496	9,937
Corporate and other	80,121	67,990
	$585,213	$563,609

Amortization and depreciation expense:
Preneed and burial products	$5,458	$5,866
Traditional and universal life products	1,987	1,726
Administrative and financial services	278	264
Corporate and other	373	360
	$8,096	$8,216

Included in the corporate and other revenue and pre-tax income above and as a component of other income in the consolidated statement of income for the year ended December 31, 2014 is $141,907 of net life insurance proceeds received under a company-owned life insurance policy upon the death of a former board member.

At December 31, 2013, the Company’s death and other benefits include an additional amount totaling $2,380,617 relative to a comparison of our life insurance policies against the Social Security Death Master File. This comparison was performed in compliance with a recently enacted Kentucky state law which follows a model law adopted by the National Conference of Insurance Legislators. This amount primarily affects the traditional and universal life segment, along with a much smaller impact on the final expense portion of the preneed and burial segment. The Company is in the process of researching the potential matches to determine that a valid claim exists, to locate beneficiaries and to pay benefits accordingly.